Description of Business and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 22, 2017	Jan. 23, 2017	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Oct. 01, 2018
Description of Business and Summary of Significant Accounting Policies [Line Items]
Proceeds from sale of HH&B						$ 1,005,900,000
Gain on sale of HH&B			$ 2,200,000	$ 190,600,000		$ 192,800,000
Percentage of FIFO Inventory			32.00%		31.00%	32.00%
Interest Costs, Capitalized During Period					$ 8,200,000	$ 7,000,000	$ 7,600,000
Percentage of our mill assets as measured at cost with a life of 25 years or less					90.00%
Finite-Lived Intangible Assets, Useful Life					16 years 7 months 6 days
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					3 years
Asset Retirement Obligation			$ 70,500,000		$ 72,900,000	70,500,000
Deferred maintenance costs			80,800,000		83,400,000	80,800,000
Foreign Currency Transaction Gain, after Tax					$ 12,200,000	4,300,000	$ (6,500,000)
Home, Health and Beauty Business [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Proceeds from sale of HH&B		$ 1,025,000,000
Foreign Pension Liabilities Divested Due to Sale of Business		$ 25,000,000
Gain on sale of HH&B						192,800,000
Minimum [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Accounts Receivable, Approximate Range Receivables Due, Days					30 days
Finite-Lived Intangible Assets, Useful Life					1 year
Minimum [Member] | ASU 2014-09 [Member] | Subsequent Event [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Estimated transition adjustment of accelerated revenue to be recorded to opening balance of retained earnings								$ 175,000,000
Minimum [Member] | Building and Building Improvements [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					15 years
Minimum [Member] | Machinery and Equipment [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					3 years
Minimum [Member] | Transportation Equipment [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					3 years
Minimum [Member] | Leasehold Improvements [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					3 years
Maximum [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Accounts Receivable, Approximate Range Receivables Due, Days					60 days
Finite-Lived Intangible Assets, Useful Life					40 years
Maximum [Member] | ASU 2014-09 [Member] | Subsequent Event [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Estimated transition adjustment of accelerated revenue to be recorded to opening balance of retained earnings								$ 225,000,000
Maximum [Member] | Building and Building Improvements [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					40 years
Maximum [Member] | Machinery and Equipment [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					25 years
Maximum [Member] | Transportation Equipment [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					8 years
Maximum [Member] | Machinery and Equipment, Mills [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					44 years
Maximum [Member] | Cost of Our Mill Machinery and Equipment with a Life of 25 Years or Less
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					25 years
Maximum [Member] | Leasehold Improvements [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					10 years
Restricted Stock, Non-Employee Directors [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					1 year
Foreign Exchange Contract [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Derivative, Notional Amount			47,800,000		$ 356,000,000	47,800,000
Interest Rate Contract [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Derivative, Notional Amount			0		0	0
Commodity Contract [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Derivative, Notional Amount			$ 0		$ 0	$ 0